Other financial liabilities	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Other financial liabilities
16.	Other financial liabilities

(a)	Other liabilities

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Derivative not designated as hedges – foreign exchange forward contract	140	—	—
Finance lease liabilities (Note 31)	108	79	12

Total	248	79	12

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Current	178	33	5
Non-current	70	46	7

Total	248	79	12

Foreign exchange forward contract

On December 21, 2016, Yuchai entered into a non-deliverable forward foreign exchange contract (“NDF”) with China Construction Bank (“CCB”) to purchase US$ 15.3 million at the forward exchange rate (RMB/US$) of 7.0439 on December 20, 2017. The Group accounted for this NDF at fair value through “other operating expense” in the statement of profit or loss.

(b)	Interest-bearing loans and borrowings

	Effective interest rate	Maturity	31.12.2016
	%		RMB’000
Current
Renminbi denominated loans	3.94	2017	753,750
USD denominated loans	3.70	2017	104,055
Singapore Dollar denominated loans(ii)	1.81	2017	33,616
Malaysian Ringgit denominated loans	5.90	2017	2,715

			894,136

Non-current
Malaysian Ringgit denominated loans	5.90	2020	16,270

	Effective interest rate	Maturity	31.12.2017	31.12.2017
	%		RMB’000	US$’000
Current
Renminbi denominated loans	3.99	2018	1,600,000	252,789

Non-current
Malaysian Ringgit denominated loans	5.95	2020	11,685	1,846
Singapore Dollar denominated loans(ii)	1.88	2020	14,656	2,316

			26,341	4,162

Note:

(i)	All loans balances as stated above do not have a callable feature.

(ii)	The loans comprise:

Issuer bank	Facility limit	Usage
		RMB’000
December 31, 2016
Bank of Tokyo-Mitsubishi, UFJ Ltd	S$ 30 million	16,808
Sumitomo Mitsui Banking Corporation	US$ 30 million	16,808

		33,616

December 31, 2017
Bank of Tokyo-Mitsubishi, UFJ Ltd	S$ 30 million	14,656

	US$’000	2,316

S$30.0 million credit facility with DBS Bank Ltd (“DBS”)

On May 22, 2015, the Company entered into a three year revolving uncommitted credit facility agreement with DBS with an aggregate value of S$30.0 million. Among other things, the terms of the facility required that HLA retains ownership of the special share and that the Company remain a consolidated subsidiary of HLA. The terms of the facility also included certain financial covenants with respect to the Company’s consolidated tangible net worth (as defined in the agreement) not being less than US$350 million, and the ratio of the consolidated total net debt (as defined in the agreement) to consolidated tangible net worth not exceeding 1.0 times. This arrangement was used to finance the Group general working capital requirements.

S$30.0 million credit facility with MUFG Bank Ltd, Singapore Brach (formally known as Bank of Tokyo Mitsubishi UFJ, Ltd., Singapore Branch) (“MUFG”)

On March 30, 2017, the Company entered into an unsecured multi-currency revolving credit facility agreement with MUFG for a committed aggregate value of S$30.0 million to refinance the S$30.0 million facility that matured on March 18, 2017. The facility is available for three years from the date of the facility agreement and will be used to finance the Company’s long-term general working capital requirements. Among other things, the terms of the facility require that HLA retains ownership of the Company’s special share and that the Company remains a consolidated subsidiary of HLA. The terms of the facility also include certain financial covenants with respect to the Company’s tangible net worth (as defined in the agreement) as at June 30 and December 31 of each year not being less than US$120 million and the ratio of the Company’s total net debt (as defined in the agreement) to tangible net worth as at June 30 and December 31 of each year not exceeding 2.0 times, as well as negative pledge provisions and customary drawdown requirements.

US$30.0 million credit facility with Sumitomo Mitsui Banking Corporation, Singapore Branch (“SMBC”)

On March 31, 2017, the Company entered into an uncommitted and unsecured multi-currency revolving credit facility agreement with SMBC for an aggregate value of US$30.0 million to refinance the US$30.0 million facility that matured on March 18, 2017. The facility is available for three years from the date of the facility agreement and will be utilized by the Company to finance its long-term general working capital requirements. The terms of the facility require, among other things, that HLA retains ownership of the special share and that the Company remains a principal subsidiary (as defined in the facility agreement) of HLA. The terms of the facility also include certain financial covenants with respect to the Company’s consolidated tangible net worth (as defined in the agreement) as at June 30 and December 31 of each year not less than US$200 million and the ratio of the Company’s consolidated total net debt (as defined in the agreement) to consolidated tangible net worth as at June 30 and December 31 of each year not exceeding 2.0 times, as well as negative pledge provisions and customary drawdown requirements.